Related party transactions	12 Months Ended
Dec. 31, 2017
Related party transactions
Related party transactions

16. Related party transactions

The table below sets forth the major related parties and their relationships with the Group:

Name of related parties	Relationship with the Group
Tonglu Tongze Logistics Ltd and its subsidiaries	Majority equity interests held by the employees of the Group
Shanghai Mingyu Barcode Technology Ltd.	Controlled by brother of chairman of the Group
Fengwang Investments Ltd.	Group’s equity investee
Heilongjiang Ruston Express Ltd.	Group’s equity investee
Shanghai Kuaibao Network Technology Ltd.	Group’s equity investee
Quanzhou Zhongtong Express Ltd	Group’s equity investee until December 2017
Shanxi Zhongtong Daying Logistics Ltd.	Group’s equity investee until the Group’s acquisition of this entity in October 2015
Shenyang Changsheng Zhongtong Express Ltd.	Group’s equity investee until the Group’s acquisition of this entity in October 2015
Nanchang Zhongtong Express Ltd.	Group’s equity investee until the Group’s acquisition of this entity in October 2015
Tianjin Qianqiu Zhongtong Express Service Co. Ltd.	Group’s equity investee until the Group’s acquisition of this entity in October 2015
Shaanxi Zhongtong Express Ltd.	Group’s equity investee until the Group’s acquisition of this entity in October 2015
Jilin Zhongtong Daying Logistics Ltd.	Group’s equity investee until the Group’s acquisition of this entity in October 2015
Suzhou Zhongtong Express Ltd.	Group’s equity investee until the Group’s acquisition of this entity in January 1, 2016
ZTO Supply Chain Management Co., Ltd.	Group’s equity investee
Zto Es Holding Limited.	Entity controlled by Chairman of the Group

(a)The Group entered into the following transactions with its related parties:

	Years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Delivery revenue derived from
Quanzhou Zhongtong Express Ltd.	49,019	—	—
Suzhou Zhongtong Express Ltd.	14,922	—	—
Shenyang Changsheng Zhongtong Express Ltd.	14,257	—	—
Nanchang Zhongtong Express Ltd	13,598	—	—
Tianjin Qianqiu Zhongtong Express Service Co., Ltd.	10,580	—	—
Shaanxi Zhongtong Express Ltd.	10,346	—	—
Shanxi Zhongtong Daying Logistics Ltd.	7,051	—	—
Jilin Zhongtong Daying Logistics Ltd.	5,869	—	—
Fengwang Investments Ltd.	849	—	—
Heilongjiang Ruston Express Ltd.	666	—	—

Total	127,157	—	—

Rental income derived from
ZTO Supply Chain Management Co., Ltd.	—	—	9,436
Transportation service fees paid to
Tonglu Tongze Logistics Ltd and its subsidiaries	703,072	853,198	809,415
ZTO Supply Chain Management Co., Ltd.	—	12,779	35,421

Total	703,072	865,977	844,836

Purchases of supplies from
Shanghai Mingyu Barcode Technology Ltd.	80,395	88,884	43,064

On June 28, 2016, the Company issued 16 million ordinary shares to ZTO ES. At the time of issuance, all shareholder rights associated with these 16 million ordinary shares including but not limited to voting right and dividend right were waived initially until such time when the economic interests in the ordinary shares are granted to the employees, through transfer of interests in the LLPs. Pursuant to board of director resolutions, 5,158,164 of which ordinary share were granted by the Group during the year ended December 31, 2016. As of December 31, 2016, all shareholder rights associated with the remaining 10,841,836 ordinary shares were still waived. In September, 2016, Mr. Meisong Lai paid RMB11,789 to the Company as additional capital contribution recorded in additional paid-in capital in its consolidated balance sheets as of December 31, 2016.

On August 22, 2016, the Group has entered into an investment agreement with ZTO LTL and Mr. Jianfa Lai to invest cash of RMB54,000 in exchange of 18% equity interest in ZTO LTL. ZTO LTL is engaged in provision of less-than-truckload transportation services in China. The principal shareholders of ZTO LTL are also the principal shareholders of the Group. Owing to the shareholders’ structure of ZTO LTL, the Group has significant influence on ZTO LTL’s significant operating activities. Therefore, the investment is accounted for using the equity method.

(b)The Group had the following balances with its related parties:

	As of December 31,
	2016	2017
	RMB	RMB
Amounts due to
Tonglu Tongze Logistics Ltd. and its subsidiaries	121,540	105,754
Shanghai Mingyu Barcode Technology Ltd.	5,663	2,128
ZTO Supply Chain Management Co., Ltd.	4,222	7,031

Total	131,425	114,913

Amounts due to related parties consisted of accounts payable to related parties for transportation, waybill material and deposits as of December 31, 2016 and 2017, respectively.

(c)The Group had the following balances with its related parties:

	As of December 31,
	2016	2017
	RMB	RMB
Amounts due from
Shanghai Kuaibao Network Technology Ltd.(1)	5,400	9,900

Total	5,400	9,900

(1)	Amounts due from related parties are loan to related parties.